Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of company performance. The material that follows is provided in compliance with these rules; however, additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis”.
The following table provides information regarding compensation actually paid to our principal executive officer, or PEO, and other NEOs for each year from 2020 to 2022, compared to our total shareholder return (TSR) from December 31, 2019 through the end of each such year, and our Net Income and Free Cash Flow for each such year.
Year (a)	Summary Compensation Table Total for PEO (b)(1)(2)	Compensation Actually Paid to PEO (c)(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($K) (h)(8)	Free Cash Flow ($K) (i)(9)
					Total Shareholder Return (f)(6)	Peer Group Total Shareholder Return (g)(7)
2022	$5,339,054	$(7,614,737)	$1,587,779	$(1,240,176)	$119	$54	$89,693	$274,297
2021	$7,678,474	$15,382,394	$2,110,998	$3,820,836	$238	$95	$212,602	$295,132
2020	$6,265,215	$22,557,443	$1,624,573	$5,145,307	$197	$90	$155,801	$224,296

(1)
Our PEO was Matthew J. Reintjes.

(2)
Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.

(3)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	2020	2021	2022
Summary Compensation Table Total(a)	$6,265,215	$7,678,474	$5,339,054
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(3,237,499)	$(3,821,928)	$(4,313,664)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$9,510,518	$4,378,373	$2,810,452
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$8,575,509	$3,268,349	$(5,766,804)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$—	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$1,443,700	$3,879,126	$(5,683,775)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$—	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$22,557,443	$15,382,394	$(7,614,737)
(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our PEO were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Stock-Based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

(4)
This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022
Paul C. Carbone	Paul C. Carbone	Paul C. Carbone
Bryan C. Barksdale	Bryan C. Barksdale	Michael J. McMullen
Kirk A. Zambetti	Kirk A. Zambetti	Bryan C. Barksdale
Hollie S. Castro	Hollie S. Castro	Kirk A. Zambetti
Hollie S. Castro
S. Faiz Ahmad

(5)
This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

	2020	2021	2022
Summary Compensation Table Total(a)	$1,624,573	$2,110,998	$1,587,779
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(699,377)	$(1,096,615)	$(1,168,424)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$2,054,491	$1,256,274	$715,860
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$1,857,749	$705,730	$(469,716)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$—	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$307,872	$844,449	$(811,726)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$—	$—	$(1,093,949)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$5,145,307	$3,820,836	$(1,240,176)
(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Stock-Based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

(6)
Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and that all dividends are reinvested until the last day of each reported fiscal year.

(7)
The peer group used is the S&P 500 Apparel, Accessories & Luxury Goods Index, as used in the Company’s Stock Performance Graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and that all dividends are reinvested until the last day of each reported fiscal year.

(8)
The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements for the applicable year.

(9)
In the Company’s assessment, Free Cash Flow is the financial performance measure that is the most important financial performance measure used by the company in 2022 to link compensation actually paid to performance. Please see the Compensation Discussion and Analysis section above for a further discussion of Free Cash Flow and how it is utilized in our executive compensation program.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote [Text Block]
(4)
This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022
Paul C. Carbone	Paul C. Carbone	Paul C. Carbone
Bryan C. Barksdale	Bryan C. Barksdale	Michael J. McMullen
Kirk A. Zambetti	Kirk A. Zambetti	Bryan C. Barksdale
Hollie S. Castro	Hollie S. Castro	Kirk A. Zambetti
Hollie S. Castro
S. Faiz Ahmad

Peer Group Issuers, Footnote [Text Block]
(7)
The peer group used is the S&P 500 Apparel, Accessories & Luxury Goods Index, as used in the Company’s Stock Performance Graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and that all dividends are reinvested until the last day of each reported fiscal year.

PEO Total Compensation Amount	$ 5,339,054	$ 7,678,474	$ 6,265,215
PEO Actually Paid Compensation Amount	$ (7,614,737)	15,382,394	22,557,443
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Our PEO was Matthew J. Reintjes.

(2)
Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.

(3)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	2020	2021	2022
Summary Compensation Table Total(a)	$6,265,215	$7,678,474	$5,339,054
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(3,237,499)	$(3,821,928)	$(4,313,664)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$9,510,518	$4,378,373	$2,810,452
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$8,575,509	$3,268,349	$(5,766,804)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$—	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$1,443,700	$3,879,126	$(5,683,775)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$—	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$22,557,443	$15,382,394	$(7,614,737)
(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our PEO were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Stock-Based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

Non-PEO NEO Average Total Compensation Amount	$ 1,587,779	2,110,998	1,624,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,240,176)	3,820,836	5,145,307
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

	2020	2021	2022
Summary Compensation Table Total(a)	$1,624,573	$2,110,998	$1,587,779
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(699,377)	$(1,096,615)	$(1,168,424)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$2,054,491	$1,256,274	$715,860
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$1,857,749	$705,730	$(469,716)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$—	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$307,872	$844,449	$(811,726)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$—	$—	$(1,093,949)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$5,145,307	$3,820,836	$(1,240,176)
(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Stock-Based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Versus TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Free Cash Flow
Tabular List [Table Text Block]
Tabular List of Performance Measures
The list below includes the four financial performance measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our NEOs, for 2022, to company performance.
Tabular List
Free Cash Flow
Relative Total Shareholder Return (TSR)
Net Sales
Adjusted Operating Income

Total Shareholder Return Amount	$ 119	238	197
Peer Group Total Shareholder Return Amount	54	95	90
Net Income (Loss)	$ 89,693	$ 212,602	$ 155,801
Company Selected Measure Amount	274,297	295,132	224,296
PEO Name	Matthew J. Reintjes
Additional 402(v) Disclosure [Text Block]
(6)
Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and that all dividends are reinvested until the last day of each reported fiscal year.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]
(9)
In the Company’s assessment, Free Cash Flow is the financial performance measure that is the most important financial performance measure used by the company in 2022 to link compensation actually paid to performance. Please see the Compensation Discussion and Analysis section above for a further discussion of Free Cash Flow and how it is utilized in our executive compensation program.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Matthew J. Reintjes [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,313,664)	$ (3,821,928)	$ (3,237,499)
Matthew J. Reintjes [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,810,452	4,378,373	9,510,518
Matthew J. Reintjes [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,766,804)	3,268,349	8,575,509
Matthew J. Reintjes [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,683,775)	3,879,126	1,443,700
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,168,424)	(1,096,615)	(699,377)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	715,860	1,256,274	2,054,491
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(469,716)	705,730	1,857,749
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(811,726)	$ 844,449	$ 307,872
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,093,949)